Offsetting Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	£ 22,068	£ 38,724
Amounts offset, Assets	(4,343)	(9,312)
Net amounts reported on the balance sheet, Assets	17,725	29,412
Financial instruments, Assets	(1,017)	(949)
Financial collateral, Assets	(12,941)	(21,310)
Net amount, Assets	3,767	7,153
Assets not subject to enforceable netting arrangements, Assets	211,624	207,820
Balance sheet total, Assets	229,349	237,232
Gross amounts, Liabilities	18,797	29,152
Amounts offset, Liabilities	(4,343)	(9,312)
Net amounts reported on the balance sheet, Liabilities	14,454	19,840
Financial instruments, Liabilities	(1,017)	(949)
Financial collateral, Liabilities	(11,634)	(17,060)
Net amount, Liabilities	1,803	1,831
Assets not subject to enforceable netting arrangements, Liabilities	225,059	211,989
Balance sheet total, Liabilities	239,513	231,829
Derivative financial assets
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	2,870	5,116
Amounts offset, Assets	(1,221)	(1,754)
Net amounts reported on the balance sheet, Assets	1,649	3,362
Financial instruments, Assets	(582)	(820)
Financial collateral, Assets	(693)	(1,840)
Net amount, Assets	374	702
Assets not subject to enforceable netting arrangements, Assets	72	89
Balance sheet total, Assets	1,721	3,451
Amortised cost
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	14,882	26,084
Amounts offset, Assets	(2,199)	(6,485)
Net amounts reported on the balance sheet, Assets	12,683	19,599
Financial instruments, Assets	(435)	(129)
Financial collateral, Assets	(12,248)	(19,470)
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	12,683	19,599
Gross amounts, Liabilities	13,917	22,333
Amounts offset, Liabilities	(2,199)	(6,485)
Net amounts reported on the balance sheet, Liabilities	11,718	15,848
Financial instruments, Liabilities	(435)	(129)
Financial collateral, Liabilities	(11,283)	(15,719)
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	11,718	15,848
Fair value
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	0	0
Amounts offset, Assets	0	0
Net amounts reported on the balance sheet, Assets	0	0
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	0	0
Assets not subject to enforceable netting arrangements, Assets	0	0
Balance sheet total, Assets	0	0
Gross amounts, Liabilities	0	0
Amounts offset, Liabilities	0	0
Net amounts reported on the balance sheet, Liabilities	0	0
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	0
Net amount, Liabilities	0	0
Assets not subject to enforceable netting arrangements, Liabilities	0	0
Balance sheet total, Liabilities	0	0
Loans and advances to customers
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Assets	4,316	7,524
Amounts offset, Assets	(923)	(1,073)
Net amounts reported on the balance sheet, Assets	3,393	6,451
Financial instruments, Assets	0	0
Financial collateral, Assets	0	0
Net amount, Assets	3,393	6,451
Assets not subject to enforceable netting arrangements, Assets	211,552	207,731
Balance sheet total, Assets	214,945	214,182
Derivative financial liabilities
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	2,197	3,597
Amounts offset, Liabilities	(1,221)	(1,754)
Net amounts reported on the balance sheet, Liabilities	976	1,843
Financial instruments, Liabilities	(582)	(820)
Financial collateral, Liabilities	(351)	(839)
Net amount, Liabilities	43	184
Assets not subject to enforceable netting arrangements, Liabilities	43	77
Balance sheet total, Liabilities	1,019	1,920
Deposits by customers and banks
Disclosure Of Offsetting Of Financial Assets And Liabilities [Line Items]
Gross amounts, Liabilities	2,683	3,222
Amounts offset, Liabilities	(923)	(1,073)
Net amounts reported on the balance sheet, Liabilities	1,760	2,149
Financial instruments, Liabilities	0	0
Financial collateral, Liabilities	0	(502)
Net amount, Liabilities	1,760	1,647
Assets not subject to enforceable netting arrangements, Liabilities	225,016	211,912
Balance sheet total, Liabilities	£ 226,776	£ 214,061